Expense Example (Invesco V.I. Diversified Income Fund, Series II shares, Invesco V.I. Diversified Income Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Diversified Income Fund | Series II shares, Invesco V.I. Diversified Income Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 102
3 Years	448
5 Years	819
10 Years	$ 1,860